Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GABELLI VALUE 25 FUND INC
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
Class AAA Shares | THE GABELLI VALUE 25 FUND INC.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF THE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in equity securities of companies which Gabelli Funds, LLC, the Fund’s investment adviser (the “Adviser”) believes are undervalued and have the potential to achieve significant capital appreciation, overweighting its core twenty-five equity positions. The Adviser invests in companies whose securities are selling at a significant discount to their private market value (“PMV”). PMV is the value the Adviser believes informed investors would be willing to pay to acquire the entire company. If investor attention is focused on the underlying asset value of a company due to expected or actual developments or other catalysts, an investment opportunity to realize this PMV may exist. The Fund may invest in companies of any size and from time to time may invest a greater portion in companies with large, medium or small market capitalizations.

In selecting investments, the Adviser also considers the market price of the issuer’s securities, its balance sheet characteristics and the perceived strength of its management. The Fund’s assets will be invested primarily in common stock. Many of the common stocks the Fund will buy will not pay dividends. These stocks will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, the forecasts for the issuer’s industry and the value of the issuer’s assets. Holders of equity securities only have rights to value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. The Fund may also invest up to 25% of its total assets in the securities of non-U.S. issuers, including issuers in emerging markets.

The Fund may invest up to 50% of its total assets in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation, or similar reorganization proposal has been announced (“reorganization securities”). Frequently, the holders of reorganization securities will receive new securities (“substituted securities”) in exchange therefor. No more than 30% of the Fund’s total assets, however, may be invested in reorganization securities where the Adviser anticipates selling the reorganization securities or the substituted securities within six months or less of the initial purchase of the reorganization securities. This limitation, however, will not apply to reorganization securities that have been purchased to supplement a position in such securities held by the Fund for more than six months.

The Fund may purchase American Depositary Receipts (“ADRs”) or U.S. dollar-denominated securities of foreign issuers that are not included in the Fund’s 25% limitation on foreign securities. ADRs are receipts issued by U.S. banks or trust companies with respect to securities of foreign issuers held on deposit for use in the U.S. securities markets. While ADRs may not necessarily be denominated in the same currency as the securities into which they may be converted, many of the risks associated with foreign securities may also apply to ADRs.

		The Adviser may sell a holding if a security reaches or exceeds the PMV estimated by the Adviser, or if the Adviser believes the emergence of a catalyst is no longer likely.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You May Want to Invest in the Fund if:
  you are a long term investor
  you believe that the market will favor value over growth stocks over the long term you wish to include a value strategy as a portion of your overall investments you prefer to invest in a more concentrated portfolio
The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Your investment in the Fund is not guaranteed; you may lose money by investing in the Fund. When you sell Fund shares, they may be worth more or less than what you paid for them.

The principal risks presented by the Fund are:
  Equity Risk.    Equity risk is the risk that the prices of the securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.
  Foreign Securities Risk.    Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.
  Issuer-Specific Risk.    The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The Fund could lose all of its investment in a company’s securities.
  Large-Capitalization Risk.    Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
  Management Risk.    If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Fund holds, then the value of the Fund’s shares may decline.
  Market Risk.    The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors.
  Merger Risk.    In general, securities of companies which are the subject of a tender or exchange offer or a merger, consolidation, liquidation, or reorganization proposal sell at a premium to their historic market price immediately prior to the announcement of an offer for the company. However, it is possible that the value of securities of a company involved in such a transaction will not rise and in fact may fall, in which case the Fund would lose money. It is also possible that the Adviser’s assessment that a particular company is likely to be acquired or acquired during a specific time frame may be incorrect, in which case the Fund may not realize any premium on its investment and could lose money if the value of the securities declines during the Fund’s holding period.
  Small and Mid-Capitalization Risk.    Risk is greater for the securities of small- and mid-capitalization companies (including small unseasoned companies that have been in operation less than three years) because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. The securities of small- and mid-capitalization companies also may trade less frequently and in smaller volume than larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price.

Risk Lose Money [Text]	rr_RiskLoseMoney	Your investment in the Fund is not guaranteed; you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	THE GABELLI VALUE 25 FUND INC. (Total Returns for the Years Ended December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the above chart. If sales loads were reflected, the Fund’s returns would have been less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The bar chart above shows the total returns for Class A Shares, which are offered in a separate prospectus, for the calendar years ended 2004 through 2009 and the period from January 1, 2010 through April 29, 2010, and total returns for Class AAA Shares for the period from April 30, 2010 through December 31, 2013. Sales loads are not reflected in the above chart. If sales loads were reflected, the Fund’s returns would have been less than those shown.

		During the years shown in the bar chart, the highest return for a quarter was 21.92% (quarter ended June 30, 2009) and the lowest return for a quarter was (26.01)% (quarter ended December 31, 2008).
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The bar chart above shows the total returns for Class A Shares, which are offered in a separate prospectus, for the calendar years ended 2004 through 2009 and the period from January 1, 2010 through April 29, 2010, and total returns for Class AAA Shares for the period from April 30, 2010 through December 31, 2013.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the years ended December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The historical performance of Class A Shares of the Fund (which are not offered by this Prospectus), is used to calculate the performance for Class AAA Shares prior to their issuance. The Class AAA Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities; however, annual returns of the Class AAA Shares would be higher than returns for Class A Shares because of their lower fees and expenses.

		After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
Class AAA Shares | THE GABELLI VALUE 25 FUND INC. | Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
1 Year	rr_ExpenseExampleYear01	142
3 Years	rr_ExpenseExampleYear03	440
5 Years	rr_ExpenseExampleYear05	761
10 Years	rr_ExpenseExampleYear10	$ 1,669
2004	rr_AnnualReturn2004	12.78%
2005	rr_AnnualReturn2005	(0.17%)
2006	rr_AnnualReturn2006	21.69%
2007	rr_AnnualReturn2007	4.63%
2008	rr_AnnualReturn2008	(44.17%)
2009	rr_AnnualReturn2009	41.41%
2010	rr_AnnualReturn2010	27.72%
2011	rr_AnnualReturn2011	0.06%
2012	rr_AnnualReturn2012	16.97%
2013	rr_AnnualReturn2013	33.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.01%)
Past One Year	rr_AverageAnnualReturnYear01	33.08%
Past Five Years	rr_AverageAnnualReturnYear05	22.98%
Past Ten Years	rr_AverageAnnualReturnYear10	8.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
Class AAA Shares | THE GABELLI VALUE 25 FUND INC. | Return After Taxes on Distributions | Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	32.25%
Past Five Years	rr_AverageAnnualReturnYear05	22.03%
Past Ten Years	rr_AverageAnnualReturnYear10	7.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
Class AAA Shares | THE GABELLI VALUE 25 FUND INC. | Return After Taxes on Distributions and Sale of Fund Shares | Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	19.35%
Past Five Years	rr_AverageAnnualReturnYear05	19.06%
Past Ten Years	rr_AverageAnnualReturnYear10	6.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
Class AAA Shares | THE GABELLI VALUE 25 FUND INC. | Standard & Poor's ("S&P") 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	32.39%
Past Five Years	rr_AverageAnnualReturnYear05	17.94%
Past Ten Years	rr_AverageAnnualReturnYear10	7.41%
Class AAA Shares | THE GABELLI VALUE 25 FUND INC. | Dow Jones Industrial Average (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	29.59%
Past Five Years	rr_AverageAnnualReturnYear05	16.69%
Past Ten Years	rr_AverageAnnualReturnYear10	7.43%
Class AAA Shares | THE GABELLI VALUE 25 FUND INC. | Nasdaq Composite Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	40.12%
Past Five Years	rr_AverageAnnualReturnYear05	22.92%
Past Ten Years	rr_AverageAnnualReturnYear10	8.81%